UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:	Axel Capital Management, LLC
							350 Park Avenue
							25th Floor
							New York, NY 10022
					13F File Number: 28-13743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anna Nikolayevsky
Title:		Managing Member
Phone:		212-935-7111
Signature,		Place,		and Date of Signing:
Anna Nikolayevsky	New York, NY	May 14, 2010
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total:		40
Form 13F Information Table Value Total:		$120,896

List of Other Included Managers:			NONE

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FORM 13F INFORMATION TABLE

                                                          VALUE   SHRS OR  SHPUTINVESTMENOTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP      (x$1000PRN AMT  PRCALDISCRETIOMANAGER  SOLE SHARED NONE
AMB PROPERTY CORPORATION COM STK REITS/RICS     00163T109     1362    50000SH   SOLE              50000
ADOBE SYS INC                    COMMON         00724F101     1769    50000SH   SOLE              50000
AMERICAN EXPRESS CO              COMMON         025816109     5158   125000SH   SOLE              125000
APPLE INC                        COMMON         037833100     4700    20000SH   SOLE              20000
AUTOMATIC DATA PROCESSING INC    COMMON         053015103     2223    50000SH   SOLE              50000
BOSTON PROPERTIES INC            REIT           101121101     4904    65000SH   SOLE              65000
BRUNSWICK CORP                   COMMON         117043109     2395   150000SH   SOLE              150000
CB RICHARD ELLIS GROUP INC       COMMON         12497T101     3963   250000SH   SOLE              250000
COHEN & STEERS INC               COMMON         19247A100     1498    60000SH   SOLE              60000
COMMERICAL VEH GROUP INC         COMMON         202608105     2463   345000SH   SOLE              345000
CUMMINS INC                      COMMON         231021106     3407    55000SH   SOLE              55000
DISCOVER FINL SVCS               COMMON         254709108     1043    70000SH   SOLE              70000
EATON CORP                       COMMON         278058102     1894    25000SH   SOLE              25000
EXPEDITORS INTL WASH INC         COMMON         302130109     1080    29241SH   SOLE              29241
FEDEX CORP                       COMMON         31428X106     6071    65000SH   SOLE              65000
FIRST HORIZON NATL CORP          COMMON         320517105      670    47684SH   SOLE              47684
GENERAL DYNAMICS CORP            COMMON         369550108     4632    60000SH   SOLE              60000
HUNT J B TRANS SVCS INC          COMMON         445658107     2153    60000SH   SOLE              60000
JONES LANG LASALLE INC           COMMON         48020Q107     3645    50000SH   SOLE              50000
MARINEMAX INC                    COMMON         567908108     2779   258300SH   SOLE              258300
MARRIOTT INTL INC NEW            COMMON         571903202     1261    40000SH   SOLE              40000
MASTERCARD INC                   COMMON         57636Q104     3810    15000SH   SOLE              15000
NORDSTROM INC                    COMMON         655664100     1226    30000SH   SOLE              30000
PACCAR INC                       COMMON         693718108     4334   100000SH   SOLE              100000
RUSH ENTERPRISES INC             COMMON         781846209     1321   100000SH   SOLE              100000
RYDER SYS INC                    COMMON         783549108     1550    40000SH   SOLE              40000
SL GREEN RLTY CORP               COMMON         78440X101     3436    60000SH   SOLE              60000
SOTHEBYS                         COMMON         835898107     4974   160000SH   SOLE              160000
TEXTRON INC                      COMMON         883203101     3715   175000SH   SOLE              175000
THOR INDS INC                    COMMON         885160101     5528   183000SH   SOLE              183000
US BANCORP DEL                   COMMON         902973304      725    28000SH   SOLE              28000
UNITED PARCEL SERVICE INC        CL B           911312106     2576    40000SH   SOLE              40000
VISA INC                         COMMON         92826C839     4096    45000SH   SOLE              45000
VMWARE INC                       CL A COMMON    928563402     2665    50000SH   SOLE              50000
VORNADO RLTY TR                  SH BEN INT     929042109     3407    45000SH   SOLE              45000
WABASH NATL CORP                 COMMON         929566107     1967   280600SH   SOLE              280600
WEYERHAEUSER CO                  COMMON         962166104     2264    50000SH   SOLE              50000
WINNEBAGO INDS INC               COMMON         974637100     4392   300600SH   SOLE              300600
ZIONS BANCORPORATION             COMMON         989701107     3494   160000SH   SOLE              160000
DAIMLER AG                       REG SHS        D1668R123     6346   135000SH   SOLE              135000